Note 12 - Derivatives and Fair Value Disclosures - Financial Instruments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swap Agreements	$ 263,635	$ 127,555
Derivatives	364,823	681,197
Derivatives		297,656
Designated as Hedging Instrument [Member]
Total derivatives designated as hedging instruments	263,635	127,555
Derivatives	364,823	681,197
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Interest Rate Swap Agreements	263,635	127,555
Derivatives	364,823	681,197
Not Designated as Hedging Instrument [Member]
Derivatives		297,656
Derivatives
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives		$ 297,656